Hartford Quality Value ETF Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		8.68%	8.49%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	8.19%	14.28%	12.87%
Hartford Quality Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.05%		6.91%	6.82%
Hartford Quality Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.64%		6.24%	6.28%
Hartford Quality Value ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.03%		8.07%	8.19%

[1]	Through October 13, 2023, the table shows returns for the Predecessor Fund’s Class F shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Predecessor Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.